Employee benefits (Details) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Current service cost	₨ 328	₨ 281	₨ 276
Interest on defined benefit liability	33	8	(4)
Gratuity cost recognized in income statement	₨ 361	₨ 289	₨ 272